UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-15

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
June 30, 2015

Capital Preservation - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 47.8%
U.S. Treasury Notes, VRN, 0.06%, 7/7/15	115,000,000	115,001,665
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	104,125,000	104,118,773
U.S. Treasury Notes, VRN, 0.08%, 7/7/15	30,000,000	30,007,176
U.S. Treasury Notes, VRN, 0.09%, 7/7/15	50,000,000	50,015,944
U.S. Treasury Notes, 0.25%, 7/31/15	25,000,000	25,004,132
U.S. Treasury Notes, 1.75%, 7/31/15	25,000,000	25,034,528
U.S. Treasury Notes, 0.25%, 8/15/15	100,000,000	100,027,276
U.S. Treasury Notes, 0.375%, 8/31/15	20,000,000	20,011,074
U.S. Treasury Notes, 1.25%, 8/31/15	110,000,000	110,210,186
U.S. Treasury Notes, 0.25%, 9/15/15	85,000,000	85,036,049
U.S. Treasury Notes, 0.25%, 9/30/15	126,000,000	126,065,842
U.S. Treasury Notes, 1.25%, 10/31/15	80,000,000	80,310,077
U.S. Treasury Notes, 0.375%, 11/15/15	60,000,000	60,057,416
U.S. Treasury Notes, 4.50%, 11/15/15	75,000,000	76,234,412
U.S. Treasury Notes, 1.375%, 11/30/15	55,000,000	55,288,655
U.S. Treasury Notes, 0.375%, 3/15/16	25,000,000	25,011,514
U.S. Treasury STRIPS - COUPON, 0.00%, 8/15/15(2)	1,621,000	1,620,769
TOTAL U.S. TREASURY NOTES		1,089,055,488
U.S. TREASURY BILLS(1) — 37.7%
U.S. Treasury Bills, 0.01%, 7/9/15	50,000,000	49,999,944
U.S. Treasury Bills, 0.03%, 7/9/15	90,650,000	90,649,068
U.S. Treasury Bills, 0.03%, 7/16/15	60,000,000	59,999,375
U.S. Treasury Bills, 0.00%, 7/23/15	19,840,000	19,840,000
U.S. Treasury Bills, 0.02%, 7/30/15	190,000,000	189,994,324
U.S. Treasury Bills, 0.02%, 8/6/15	150,000,000	149,995,249
U.S. Treasury Bills, 0.01%, 8/13/15	90,000,000	89,998,818
U.S. Treasury Bills, 0.01%, 9/3/15	68,075,000	68,073,790
U.S. Treasury Bills, 0.14%, 9/17/15	25,000,000	24,992,417
U.S. Treasury Bills, 0.11%, 10/15/15	15,000,000	14,995,362
U.S. Treasury Bills, 0.13%, 12/10/15	10,000,000	9,994,262
U.S. Treasury Bills, 0.10%, 12/17/15	70,000,000	69,967,139
U.S. Treasury Bills, 0.10%, 12/31/15(3)	20,000,000	19,989,889
TOTAL U.S. TREASURY BILLS		858,489,637
TEMPORARY CASH INVESTMENTS — 5.9%
SSgA U.S. Government Money Market Fund, Class N		134,039,201
TOTAL INVESTMENT SECURITIES — 91.4%		2,081,584,326
OTHER ASSETS AND LIABILITIES(4) — 8.6%		194,702,569
TOTAL NET ASSETS — 100.0%		$2,276,286,895

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Notes	—	1,089,055,488	—
U.S. Treasury Bills	—	858,489,637	—
Temporary Cash Investments	134,039,201	—	—
	134,039,201	1,947,545,125	—

3. Federal Tax Information

As of June 30, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,081,584,326

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2015

Ginnie Mae - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 102.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
GNMA, VRN, 1.625%, 7/20/15	24,982,601	26,016,761
GNMA, VRN, 1.75%, 7/20/15	8,623,243	8,943,261
		34,960,022
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 100.1%
GNMA, 3.00%, 7/20/15(2)	115,000,000	115,887,696
GNMA, 3.00%, 4/20/43	16,332,684	16,567,744
GNMA, 3.50%, 7/20/15(2)	177,500,000	183,817,070
GNMA, 3.50%, 12/20/41 to 12/20/44	251,642,107	261,444,668
GNMA, 4.00%, 7/20/15(2)	26,500,000	28,052,734
GNMA, 4.00%, 12/20/39 to 5/15/42	190,263,347	203,689,638
GNMA, 4.50%, 7/20/15(2)	90,000,000	97,045,312
GNMA, 4.50%, 7/15/33 to 3/20/42	128,553,065	140,391,321
GNMA, 5.00%, 6/15/33 to 5/20/41	107,534,684	119,766,715
GNMA, 5.50%, 4/15/33 to 8/15/39	98,802,292	112,906,446
GNMA, 6.00%, 7/20/16 to 2/20/39	46,516,293	53,425,444
GNMA, 6.50%, 9/20/23 to 11/15/38	6,404,384	7,519,907
GNMA, 7.00%, 12/20/25 to 12/20/29	887,267	1,049,379
GNMA, 7.25%, 4/15/23 to 6/15/23	40,488	41,571
GNMA, 7.50%, 12/20/23 to 2/20/31	171,415	212,386
GNMA, 7.65%, 6/15/16 to 12/15/16	17,392	17,472
GNMA, 7.75%, 11/15/22	24,118	24,251
GNMA, 7.77%, 4/15/20 to 6/15/20	98,030	101,160
GNMA, 7.89%, 9/20/22	9,224	9,262
GNMA, 7.98%, 6/15/19	14,586	14,647
GNMA, 8.00%, 2/20/17 to 7/20/30	898,748	961,423
GNMA, 8.25%, 4/20/17 to 2/15/22	182,545	187,073
GNMA, 8.35%, 11/15/20	1,420	1,422
GNMA, 8.50%, 4/20/16 to 12/15/30	654,924	721,867
GNMA, 8.75%, 3/20/17 to 7/15/27	78,165	80,126
GNMA, 9.00%, 4/15/16 to 1/15/25	311,710	329,476
GNMA, 9.25%, 10/15/16 to 3/15/25	60,940	62,111
GNMA, 9.50%, 8/15/17 to 7/20/25	190,859	195,720
GNMA, 9.75%, 12/15/18 to 11/20/21	46,052	47,948
GNMA, 10.00%, 3/15/16 to 8/15/21	4,595	4,672
GNMA, 10.25%, 2/15/19	4,261	4,287
GNMA, 10.50%, 9/15/15 to 4/20/19	3,059	3,097
GNMA, 11.00%, 2/15/16 to 6/15/20	20,750	20,964
		1,344,605,009
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,358,759,567)		1,379,565,031
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.0%
GNMA, Series 1998-17, Class F, VRN, 0.68%, 7/16/15	149,860	149,983
GNMA, Series 1999-43, Class FB, VRN, 0.53%, 7/16/15	2,900,184	2,909,784
GNMA, Series 2000-22, Class FG, VRN, 0.38%, 7/16/15	23,756	23,810
GNMA, Series 2001-59, Class FD, VRN, 0.68%, 7/16/15	699,333	704,652
GNMA, Series 2001-62, Class FB, VRN, 0.68%, 7/16/15	1,396,565	1,407,195
GNMA, Series 2002-13, Class FA, VRN, 0.68%, 7/16/15	858,559	863,891

GNMA, Series 2002-24, Class FA, VRN, 0.68%, 7/16/15	1,734,633	1,746,026
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.54%, 7/20/15	586,301	589,714
GNMA, Series 2002-31, Class FW, VRN, 0.58%, 7/16/15	527,543	530,264
GNMA, Series 2003-110, Class F, VRN, 0.59%, 7/20/15	2,251,593	2,266,901
GNMA, Series 2003-42, Class FW, VRN, 0.54%, 7/20/15	854,850	859,402
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	1,566,553	1,587,928
GNMA, Series 2003-66, Class HF, VRN, 0.64%, 7/20/15	1,418,380	1,428,745
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	2,740,841	2,793,239
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.43%, 7/16/15	1,011,009	1,012,011
GNMA, Series 2004-76, Class F, VRN, 0.59%, 7/20/15	1,938,541	1,951,427
GNMA, Series 2005-13, Class FA, VRN, 0.39%, 7/20/15	5,492,411	5,493,795
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/15	5,599,294	5,583,624
GNMA, Series 2007-58, Class FC, VRN, 0.69%, 7/20/15	3,143,680	3,174,609
GNMA, Series 2007-74, Class FL, VRN, 0.64%, 7/16/15	7,410,776	7,471,774
GNMA, Series 2008-18, Class FH, VRN, 0.79%, 7/20/15	4,648,188	4,713,358
GNMA, Series 2008-2, Class LF, VRN, 0.65%, 7/20/15	3,262,435	3,290,694
GNMA, Series 2008-27, Class FB, VRN, 0.74%, 7/20/15	8,570,667	8,671,724
GNMA, Series 2008-61, Class KF, VRN, 0.86%, 7/20/15	4,485,476	4,561,702
GNMA, Series 2008-73, Class FK, VRN, 0.95%, 7/20/15	5,823,671	5,950,231
GNMA, Series 2008-75, Class F, VRN, 0.72%, 7/20/15	6,422,178	6,473,699
GNMA, Series 2008-88, Class UF, VRN, 1.19%, 7/20/15	4,190,295	4,303,358
GNMA, Series 2009-109, Class FA, VRN, 0.58%, 7/16/15	902,344	904,003
GNMA, Series 2009-127, Class FA, VRN, 0.74%, 7/20/15	5,694,218	5,761,837
GNMA, Series 2009-76, Class FB, VRN, 0.78%, 7/16/15	4,102,382	4,143,994
GNMA, Series 2009-92, Class FJ, VRN, 0.86%, 7/16/15	2,463,808	2,505,168
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 7/16/15	15,170,236	15,292,485
GNMA, Series 2010-25, Class FB, VRN, 0.73%, 7/16/15	11,755,357	11,892,642
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,490,790)		121,013,669
TEMPORARY CASH INVESTMENTS — 20.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $45,459,643), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $44,552,623)		44,552,499
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 2.75%, 8/15/22 - 5/15/24, valued at $181,810,620), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $178,234,050)		178,234,000
SSgA U.S. Government Money Market Fund, Class N	46,328,173	46,328,173
TOTAL TEMPORARY CASH INVESTMENTS (Cost $269,114,672)		269,114,672
TOTAL INVESTMENT SECURITIES — 131.7% (Cost $1,748,365,029)		1,769,693,372
OTHER ASSETS AND LIABILITIES(3) — (31.7)%		(426,412,351)
TOTAL NET ASSETS — 100.0%		$1,343,281,021

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,379,565,031	—
U.S. Government Agency Collateralized Mortgage Obligations	—	121,013,669	—
Temporary Cash Investments	46,328,173	222,786,499	—
	46,328,173	1,723,365,199	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,748,365,029
Gross tax appreciation of investments	$32,213,873
Gross tax depreciation of investments	(10,885,530)
Net tax appreciation (depreciation) of investments	$21,328,343

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2015

Government Bond - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 50.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.5%
FHLMC, VRN, 2.07%, 7/15/15	3,501,066	3,559,700
FHLMC, VRN, 2.26%, 7/15/15	2,239,872	2,395,652
FHLMC, VRN, 2.33%, 7/15/15	3,160,997	3,195,067
FHLMC, VRN, 2.42%, 7/15/15	1,734,585	1,853,291
FHLMC, VRN, 2.46%, 7/15/15	604,406	644,717
FHLMC, VRN, 2.48%, 7/15/15	1,010,151	1,081,415
FHLMC, VRN, 2.55%, 7/15/15	1,021,204	1,082,864
FHLMC, VRN, 2.64%, 7/15/15	3,530,969	3,681,678
FHLMC, VRN, 2.87%, 7/15/15	9,031,149	9,288,317
FHLMC, VRN, 3.01%, 7/15/15	1,047,100	1,115,847
FHLMC, VRN, 3.56%, 7/15/15	1,639,410	1,742,886
FHLMC, VRN, 3.78%, 7/15/15	2,971,138	3,105,572
FHLMC, VRN, 4.06%, 7/15/15	489,562	514,187
FHLMC, VRN, 5.21%, 7/15/15	795,583	848,712
FHLMC, VRN, 5.48%, 7/15/15	1,678,079	1,784,601
FNMA, VRN, 1.89%, 7/25/15	1,827,960	1,918,610
FNMA, VRN, 1.92%, 7/25/15	3,594,782	3,780,685
FNMA, VRN, 1.94%, 7/25/15	2,410,004	2,537,749
FNMA, VRN, 1.94%, 7/25/15	2,269,798	2,390,110
FNMA, VRN, 1.94%, 7/25/15	3,148,580	3,315,473
FNMA, VRN, 1.94%, 7/25/15	2,192,160	2,308,358
FNMA, VRN, 2.20%, 7/25/15	1,093,220	1,166,118
FNMA, VRN, 2.31%, 7/25/15	1,021,832	1,091,144
FNMA, VRN, 2.34%, 7/25/15	1,715,088	1,826,263
FNMA, VRN, 2.41%, 7/25/15	2,580,405	2,739,283
FNMA, VRN, 2.42%, 7/25/15	1,576,437	1,687,882
FNMA, VRN, 2.44%, 7/25/15	708,488	760,584
FNMA, VRN, 2.74%, 7/25/15	1,984,530	2,082,434
FNMA, VRN, 3.02%, 7/25/15	2,680,971	2,777,112
FNMA, VRN, 3.36%, 7/25/15	3,157,971	3,300,569
FNMA, VRN, 5.06%, 7/25/15	886,973	953,246
FNMA, VRN, 6.05%, 7/25/15	2,356,834	2,542,030
GNMA, VRN, 1.625%, 7/20/15	668,173	687,945
GNMA, VRN, 1.625%, 7/20/15	1,333,182	1,387,279
GNMA, VRN, 1.625%, 7/20/15	682,526	702,167
GNMA, VRN, 1.625%, 7/20/15	306,032	314,706
GNMA, VRN, 1.625%, 7/20/15	1,456,829	1,514,131
GNMA, VRN, 1.75%, 7/20/15	842,959	875,039
GNMA, VRN, 1.75%, 7/20/15	1,556,409	1,616,422
GNMA, VRN, 2.125%, 7/20/15	1,064,994	1,112,770
		81,282,615
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 42.6%
FHLMC, 4.50%, 1/1/19	381,831	397,741
FHLMC, 5.00%, 5/1/23	2,811,225	3,050,228
FHLMC, 5.50%, 10/1/34	479,300	539,239
FHLMC, 5.50%, 4/1/38	4,900,818	5,487,313

FHLMC, 4.00%, 12/1/40	2,314,290	2,459,271
FHLMC, 6.50%, 7/1/47	16,836	18,694
FNMA, 3.00%, 7/14/15(2)	20,000,000	19,879,685
FNMA, 3.50%, 7/14/15(2)	27,500,000	28,287,939
FNMA, 4.00%, 7/14/15(2)	63,000,000	66,665,568
FNMA, 4.50%, 7/14/15(2)	45,000,000	48,621,094
FNMA, 5.00%, 7/14/15(2)	27,000,000	29,824,828
FNMA, 5.50%, 7/14/15(2)	15,000,000	16,845,937
FNMA, 4.50%, 6/1/18	210,987	219,737
FNMA, 4.50%, 5/1/19	1,286,995	1,343,963
FNMA, 5.00%, 9/1/20	142,437	152,846
FNMA, 4.50%, 11/1/20	119,719	125,035
FNMA, 6.625%, 11/15/30	14,300,000	20,195,947
FNMA, 6.50%, 3/1/32	128,716	147,873
FNMA, 7.00%, 6/1/32	147,020	176,887
FNMA, 6.50%, 8/1/32	143,297	164,637
FNMA, 5.50%, 7/1/33	1,104,355	1,245,699
FNMA, 5.00%, 11/1/33	6,280,486	6,968,504
FNMA, 6.00%, 12/1/33	3,749,433	4,277,161
FNMA, 5.50%, 8/1/34	4,528,390	5,106,078
FNMA, 5.50%, 9/1/34	270,927	303,950
FNMA, 5.50%, 10/1/34	2,129,944	2,414,700
FNMA, 5.00%, 8/1/35	803,967	889,215
FNMA, 5.50%, 1/1/36	4,970,091	5,595,587
FNMA, 5.00%, 2/1/36	490,352	542,516
FNMA, 5.50%, 4/1/36	1,249,400	1,401,709
FNMA, 5.00%, 5/1/36	2,251,388	2,489,798
FNMA, 5.50%, 12/1/36	787,506	884,513
FNMA, 5.50%, 2/1/37	2,818,249	3,162,443
FNMA, 6.50%, 8/1/37	380,440	425,764
FNMA, 6.00%, 9/1/37	1,049,452	1,191,958
FNMA, 6.00%, 11/1/37	5,851,391	6,672,830
FNMA, 6.00%, 9/1/38	130,581	143,772
FNMA, 6.00%, 11/1/38	106,000	116,710
FNMA, 4.50%, 2/1/39	1,912,835	2,070,303
FNMA, 4.50%, 4/1/39	1,284,535	1,409,192
FNMA, 4.50%, 5/1/39	3,184,626	3,509,196
FNMA, 6.50%, 5/1/39	3,526,556	4,051,735
FNMA, 4.50%, 10/1/39	5,220,613	5,714,752
FNMA, 4.50%, 3/1/40	7,997,503	8,716,619
FNMA, 4.00%, 10/1/40	4,998,234	5,339,144
FNMA, 4.50%, 11/1/40	4,439,094	4,838,279
FNMA, 4.50%, 6/1/41	6,307,469	6,877,473
FNMA, 4.00%, 8/1/41	4,622,330	4,930,693
FNMA, 4.50%, 9/1/41	2,797,286	3,034,171
FNMA, 3.50%, 10/1/41	5,594,354	5,772,707
FNMA, 3.50%, 5/1/42	3,643,871	3,760,498
FNMA, 3.50%, 6/1/42	3,232,793	3,336,910
FNMA, 3.50%, 9/1/42	3,684,553	3,803,606
FNMA, 6.50%, 8/1/47	54,258	60,623
FNMA, 6.50%, 8/1/47	99,513	111,225
FNMA, 6.50%, 9/1/47	55,356	61,908
FNMA, 6.50%, 9/1/47	14,783	16,522

FNMA, 6.50%, 9/1/47	7,250	8,105
FNMA, 6.50%, 9/1/47	38,093	42,585
FNMA, 6.50%, 9/1/47	101,463	113,439
FNMA, 6.00%, 4/1/48	617,817	682,159
GNMA, 3.50%, 7/20/15(2)	5,000,000	5,176,758
GNMA, 4.00%, 7/20/15(2)	22,000,000	23,289,062
GNMA, 5.50%, 12/20/38	3,004,109	3,417,301
GNMA, 6.00%, 1/20/39	810,241	921,777
GNMA, 5.00%, 3/20/39	4,028,933	4,494,015
GNMA, 5.50%, 3/20/39	1,435,153	1,637,335
GNMA, 5.50%, 4/20/39	2,638,781	3,011,356
GNMA, 4.50%, 1/15/40	2,687,126	2,919,407
GNMA, 4.00%, 11/20/40	10,677,564	11,433,330
GNMA, 4.00%, 12/15/40	2,394,700	2,550,538
GNMA, 4.50%, 7/20/41	9,971,107	10,883,348
GNMA, 3.50%, 6/20/42	13,083,498	13,598,008
GNMA, 3.50%, 7/20/42	9,997,418	10,387,999
GNMA, 4.50%, 8/20/42	8,220,104	8,972,154
		459,391,601
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $532,348,454)		540,674,216
U.S. TREASURY SECURITIES AND EQUIVALENTS — 49.6%
AID (Hashemite Kingdom of Jordan), 2.58%, 6/30/22	20,000,000	20,068,222
U.S. Treasury Bills, 0.22%, 3/31/16(4)	2,000,000	1,997,412
U.S. Treasury Bonds, 10.625%, 8/15/15(3)	6,250,000	6,328,125
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,384,824
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,487,737
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	3,220,782
U.S. Treasury Bonds, 4.375%, 11/15/39	9,500,000	11,636,018
U.S. Treasury Bonds, 4.625%, 2/15/40	6,300,000	8,002,474
U.S. Treasury Bonds, 4.375%, 5/15/41	7,500,000	9,231,443
U.S. Treasury Bonds, 2.75%, 11/15/42	3,500,000	3,241,602
U.S. Treasury Bonds, 2.875%, 5/15/43	11,000,000	10,434,534
U.S. Treasury Bonds, 3.625%, 8/15/43	1,100,000	1,204,757
U.S. Treasury Bonds, 3.125%, 8/15/44	20,400,000	20,339,432
U.S. Treasury Bonds, 3.00%, 11/15/44	700,000	681,570
U.S. Treasury Bonds, 3.00%, 5/15/45	1,600,000	1,560,750
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,066,720	4,078,156
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	8,469,655	8,251,960
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	25,000,000	25,002,275
U.S. Treasury Notes, VRN, 0.09%, 7/7/15	19,341,500	19,347,612
U.S. Treasury Notes, 1.375%, 11/30/15	25,000,000	25,135,750
U.S. Treasury Notes, 2.125%, 12/31/15	35,000,000	35,336,315
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,250,000
U.S. Treasury Notes, 0.875%, 11/30/16	20,000,000	20,110,940
U.S. Treasury Notes, 0.625%, 12/15/16	10,000,000	10,020,700
U.S. Treasury Notes, 0.875%, 2/28/17	10,000,000	10,050,780
U.S. Treasury Notes, 0.50%, 4/30/17	19,000,000	18,962,893
U.S. Treasury Notes, 0.875%, 5/15/17	6,000,000	6,026,718
U.S. Treasury Notes, 0.50%, 7/31/17	13,000,000	12,952,264
U.S. Treasury Notes, 2.375%, 7/31/17	16,000,000	16,553,744
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,970,423
U.S. Treasury Notes, 1.875%, 10/31/17	8,000,000	8,199,376
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,092,812

U.S. Treasury Notes, 1.375%, 9/30/18	7,000,000	7,053,592
U.S. Treasury Notes, 1.25%, 11/30/18	2,700,000	2,705,273
U.S. Treasury Notes, 1.50%, 2/28/19	13,000,000	13,101,556
U.S. Treasury Notes, 1.75%, 9/30/19	35,700,000	36,101,625
U.S. Treasury Notes, 1.50%, 11/30/19	300,000	299,836
U.S. Treasury Notes, 1.625%, 12/31/19	37,500,000	37,623,038
U.S. Treasury Notes, 1.25%, 1/31/20	10,550,000	10,402,469
U.S. Treasury Notes, 1.375%, 2/29/20	19,000,000	18,824,839
U.S. Treasury Notes, 1.50%, 5/31/20	11,300,000	11,227,612
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,579,846
U.S. Treasury Notes, 2.00%, 2/15/25	10,000,000	9,702,340
U.S. Treasury Notes, 2.125%, 5/15/25	15,000,000	14,704,680
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $524,204,007)		535,489,106
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 17.6%
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/15	1,108,126	1,111,996
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	1,430,560	1,483,410
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,521,032	1,567,267
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	2,856,859	2,975,662
FHLMC, Series 2812, Class MF, VRN, 0.64%, 7/15/15	4,237,748	4,283,212
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,692,763	1,813,528
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	4,069,289	4,380,285
FHLMC, Series 3149, Class LF, VRN, 0.49%, 7/15/15	12,440,105	12,472,679
FHLMC, Series 3153, Class FJ, VRN, 0.57%, 7/15/15	4,115,791	4,136,580
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/15	2,055,267	2,076,689
FHLMC, Series 3417, Class FA, VRN, 0.69%, 7/15/15	3,213,709	3,243,722
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,777,274
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,207,625
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	6,191,472	6,245,768
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	12,945,886
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,320,730
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,336,374
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,761,363	1,820,823
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,582,347	2,670,393
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,512,239	2,597,923
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,802,986	1,868,954
FNMA, Series 2005-103, Class FP, VRN, 0.49%, 7/25/15	4,320,798	4,342,089
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	331,720	331,670
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/15	460,914	464,090
FNMA, Series 2009-89, Class FD, VRN, 0.79%, 7/25/15	2,750,021	2,788,516
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	2,608,378	2,663,581
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	1,037,894	1,064,068
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	11,948,492	11,976,660
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 7/1/15	13,000,000	13,203,859
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	4,011,002	4,013,149
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	8,950,954	8,998,125
FNMA, Series 2014-M5, Class FA, VRN, 0.55%, 7/1/15	7,458,892	7,467,272
FNMA, Series 2015-M8, Class FA, VRN, 0.36%, 7/1/15	9,771,863	9,780,667
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	1,479,987	1,508,281
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/15	1,423,237	1,419,254
GNMA, Series 2008-18, Class FH, VRN, 0.79%, 7/20/15	2,502,871	2,537,962
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 7/16/15	6,570,634	6,623,584

GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,990,306	3,192,320
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $188,384,111)		189,711,927
TEMPORARY CASH INVESTMENTS — 4.3%
Federal Home Loan Bank Discount Notes, 0.18%, 8/28/15(4)	20,000,000	20,009,140
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $5,299,269), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $5,193,536)		5,193,522
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $21,192,554), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $20,777,006)		20,777,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $45,976,678)		45,979,662
TOTAL INVESTMENT SECURITIES — 121.6% (Cost $1,290,913,250)		1,311,854,911
OTHER ASSETS AND LIABILITIES(5) — (21.6)%		(232,803,028)
TOTAL NET ASSETS — 100.0%		$1,079,051,883

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
147	U.S. Treasury 5-Year Notes	September 2015	17,530,899	(284)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(798,067)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,266,820.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	540,674,216	—
U.S. Treasury Securities and Equivalents	—	535,489,106	—
Collateralized Mortgage Obligations	—	189,711,927	—
Temporary Cash Investments	—	45,979,662	—
	—	1,311,854,911	—
Liabilities
Other Financial Instruments
Futures Contracts	(284)	—	—
Swap Agreements	—	(798,067)	—
	(284)	(798,067)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,291,337,096
Gross tax appreciation of investments	$25,082,896
Gross tax depreciation of investments	(4,565,081)
Net tax appreciation (depreciation) of investments	$20,517,815

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2015

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 83.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		135,229,150	158,883,703
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26		111,816,166	128,134,394
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		82,331,415	98,283,127
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		61,596,969	69,609,380
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		44,961,850	61,148,116
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		31,657,154	38,930,892
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		34,334,126	48,266,262
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		35,981,474	44,082,919
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		42,352,072	52,251,869
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		73,295,600	66,939,479
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		50,229,883	44,245,444
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		82,250,694	87,166,489
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		11,805,813	10,703,634
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		99,493,895	100,823,034
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		27,228,966	29,205,190
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		46,050,062	48,636,786
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		114,123,595	115,853,252
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18		35,714,632	37,851,938
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		32,839,600	35,723,311
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		107,031,380	108,327,423
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		59,061,730	64,372,679
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		18,982,982	20,286,581
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20		707,231	712,645
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		90,154,359	96,415,850
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		60,399,754	63,868,028
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		118,906,315	122,687,179
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		188,163,000	186,413,649
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		121,199,708	120,224,414
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		196,600,754	193,037,365
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		63,745,836	63,925,089
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		102,415,010	104,055,289
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		22,718,604	22,134,668
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		29,967,600	29,356,531
U.S. Treasury Inflation Indexed Notes, 3.875%, 4/15/29		51,380,511	72,655,228
TOTAL U.S. TREASURY SECURITIES (Cost $2,443,423,823)			2,545,211,837
CORPORATE BONDS — 5.2%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		1,000,000	1,087,983
United Technologies Corp., 4.50%, 6/1/42		1,000,000	1,014,556
			2,102,539
Banks — 1.5%
Bank of America Corp., 4.10%, 7/24/23		1,990,000	2,049,789
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,822,028

Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	656,191
Capital One Financial Corp., 2.45%, 4/24/19		700,000	700,209
Citigroup, Inc., 1.75%, 5/1/18		1,000,000	995,627
Citigroup, Inc., 4.50%, 1/14/22		1,000,000	1,074,247
Citigroup, Inc., 3.30%, 4/27/25		570,000	548,392
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,000,000	6,267,230
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		$1,000,000	1,000,251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,218,358
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(2)		$500,000	481,201
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,000,000	5,723,864
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	5,000,000	5,905,457
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	944,907
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	476,425
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,700,000	4,365,388
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	478,239
Wells Fargo & Co., 4.125%, 8/15/23		1,000,000	1,038,004
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,084,544
Wells Fargo & Co., MTN, 3.00%, 2/19/25		500,000	478,715
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	239,306
			45,548,372
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		3,120,000	3,702,735
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,080,975
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	5,000,000	7,122,671
Ameriprise Financial, Inc., 4.00%, 10/15/23		$200,000	208,799
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,180,000	2,399,637
			9,731,107
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		500,000	495,802
Consumer Finance — 0.2%
American Express Credit Corp., 2.125%, 7/27/18		990,000	1,001,013
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	992,707
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17		520,000	520,265
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	976,503
PNC Bank N.A., 6.00%, 12/7/17		1,200,000	1,318,533
Synchrony Financial, 3.00%, 8/15/19		240,000	241,757
			5,050,778
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	437,571
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	536,319
			973,890
Diversified Financial Services — 1.0%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,474,438
Credit Agricole SA, 2.625%, 3/17/27	EUR	5,000,000	5,081,369
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,860,000	5,103,882
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$200,000	217,773
General Electric Capital Corp., MTN, 4.375%, 9/16/20		2,500,000	2,721,688

Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		1,990,000	2,015,327
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		490,000	486,065
Morgan Stanley, 5.00%, 11/24/25		1,490,000	1,560,589
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	5,000,000	6,786,909
			29,448,040
Diversified Telecommunication Services†
AT&T, Inc., 4.80%, 6/15/44		$500,000	460,640
Verizon Communications, Inc., 4.40%, 11/1/34		130,000	122,059
			582,699
Food and Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.875%, 7/8/40		1,018,000	1,084,175
Food Products†
Kraft Heinz Food Co., 5.20%, 7/15/45(2)(3)		490,000	503,323
Unilever Capital Corp., 2.20%, 3/6/19		500,000	504,679
			1,008,002
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	980,549
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.85%, 1/15/17		1,300,000	1,309,038
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	249,279
Medtronic, Inc., 3.50%, 3/15/25(2)		1,180,000	1,177,517
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20		1,000,000	995,069
			3,730,903
Health Care Providers and Services — 0.1%
Dignity Health, 2.64%, 11/1/19		1,000,000	1,009,808
UnitedHealth Group, Inc., 4.25%, 3/15/43		1,200,000	1,134,209
			2,144,017
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	497,101
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	478,165
			975,266
Household Products†
Kimberly-Clark Corp., 2.65%, 3/1/25		1,000,000	966,311
Insurance — 0.4%
ACE INA Holdings, Inc., 3.15%, 3/15/25		1,000,000	976,613
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,515,666
American International Group, Inc., 4.50%, 7/16/44		$500,000	475,739
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		1,000,000	1,009,486
MetLife, Inc., 4.05%, 3/1/45		1,000,000	917,205
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		1,000,000	982,447
			10,877,156
Internet Software and Services†
Google, Inc., 3.375%, 2/25/24		1,000,000	1,025,989
Machinery†
Deere & Co., 2.60%, 6/8/22		520,000	511,545
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	1,823,245
Time Warner, Inc., 3.60%, 7/15/25		740,000	720,149
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	765,806
			3,309,200

Metals and Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	140,000	142,330
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,394,613
		2,536,943
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,665,480
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,037,940
Duke Energy Progress, Inc., 4.15%, 12/1/44	500,000	482,527
Georgia Power Co., 4.30%, 3/15/42	1,000,000	947,934
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	689,750
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	511,142
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,309,782
Sempra Energy, 2.40%, 3/15/20	830,000	823,740
		9,468,295
Oil, Gas and Consumable Fuels — 0.3%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,082,993
BP Capital Markets plc, 2.50%, 11/6/22	520,000	493,892
BP Capital Markets plc, 3.51%, 3/17/25	280,000	276,037
Chevron Corp., 2.43%, 6/24/20	150,000	151,352
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	500,866
ConocoPhillips Co., 3.35%, 5/15/25	990,000	978,060
EOG Resources, Inc., 5.625%, 6/1/19	1,000,000	1,130,837
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	974,196
Shell International Finance BV, 2.375%, 8/21/22	1,000,000	967,012
Statoil ASA, 2.65%, 1/15/24	495,000	474,632
Total Capital International SA, 2.10%, 6/19/19	990,000	996,324
		8,026,201
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	249,818
Pharmaceuticals — 0.2%
Abbott Laboratories, 2.95%, 3/15/25	1,000,000	961,043
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,332,378
Eli Lilly & Co., 3.70%, 3/1/45	1,000,000	905,881
Roche Holdings, Inc., 6.00%, 3/1/19(2)	946,000	1,076,342
Roche Holdings, Inc., 3.35%, 9/30/24(2)	490,000	494,535
		4,770,179
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	958,170
CSX Corp., 3.40%, 8/1/24	1,150,000	1,151,285
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	334,170
Union Pacific Corp., 3.25%, 1/15/25	490,000	485,028
		2,928,653
Semiconductors and Semiconductor Equipment†
Intel Corp., 2.70%, 12/15/22	350,000	342,116
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	474,458
Microsoft Corp., 2.125%, 11/15/22	560,000	534,278
Microsoft Corp., 3.75%, 2/12/45	200,000	180,068
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,059,695

Oracle Corp., 2.95%, 5/15/25	370,000	356,278
		2,604,777
Specialty Retail†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	991,970
Technology Hardware, Storage and Peripherals†
Apple, Inc., 4.45%, 5/6/44	500,000	498,614
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17	1,000,000	1,062,810
TOTAL CORPORATE BONDS (Cost $160,348,458)		158,810,426
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.7%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	5,300,000	5,357,060
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	9,000,000	8,978,422
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(2)	7,600,000	7,596,960
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,685,399
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,915,000	14,592,744
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	6,575,000	6,563,047
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	9,375,000	9,225,520
Commercial Mortgage Trust, Series 2015-LC21, Class AM, 4.04%, 7/10/48	4,500,000	4,628,093
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	10,325,000	10,183,909
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	11,225,000	11,269,821
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(2)	1,749,908	1,742,309
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(2)	8,350,000	8,417,059
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	12,988,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	7,550,000	8,106,031
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	5,525,000	5,988,525
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.59%, 7/15/15(2)	9,725,000	9,711,283
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	10,275,000	10,572,076
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $143,853,254)		143,607,182
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	843,749	886,935
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,876,566	1,971,954
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	824,736	825,351
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	1,506,781	1,607,066
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.22%, 4/14/33	8,775,000	8,640,084
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	2,753,732	2,787,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,673,256	2,806,903
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/15(2)	6,285,000	6,055,723
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/15(2)	7,137,205	7,287,892
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,976,351	2,074,239
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	1,046,537	1,042,840
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/15	305,796	309,097
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	1,461,651	1,469,979
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(2)	5,519,814	5,646,717
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/15(2)	7,621,293	7,736,958
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	2,034,031	2,037,322
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	2,625,723	2,533,337
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,355,941	2,433,318

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15		6,248,606	6,401,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15		14,540,876	14,825,332
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22		540,333	558,685
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/15(2)		7,332,101	7,510,568
			87,449,717
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24		5,611,195	6,011,509
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,014,110)			93,461,226
ASSET-BACKED SECURITIES(4) — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		14,100,000	14,202,056
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21		7,000,000	6,984,904
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 7/15/15		3,975,000	3,952,088
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(2)		8,896,316	8,871,673
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)		3,591,493	3,589,189
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.24%, 7/10/15(2)		4,275,000	4,273,596
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)		2,104,744	2,117,469
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		10,699,741	10,619,209
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)		7,080,296	7,103,449
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)		5,537,923	5,530,607
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		5,926,568	5,932,610
TOTAL ASSET-BACKED SECURITIES (Cost $73,443,039)			73,176,850
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Spain — 1.0%
Spain Government Bond, 1.60%, 4/30/25(2) (Cost $32,491,582)	EUR	30,710,000	32,243,874
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		$535,000	690,294
California GO, (Building Bonds), 7.55%, 4/1/39		1,000,000	1,449,730
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		700,000	652,008
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		250,000	346,780
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		295,000	348,693
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		250,000	327,385
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		500,000	673,375
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	263,508
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		270,000	312,455
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39		250,000	313,112
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50		125,000	168,448
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32		250,000	298,367
Texas GO, (Building Bonds), 5.52%, 4/1/39		875,000	1,079,724
TOTAL MUNICIPAL SECURITIES (Cost $6,913,688)			6,923,879
TEMPORARY CASH INVESTMENTS — 1.2%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15(5)		23,376,000	23,375,999
Crown Point Capital Co., 0.12%, 7/1/15(2)(5)		4,573,000	4,572,981
Lexington Parker Capital, 0.12%, 7/1/15(2)(5)		7,495,000	7,494,968
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $3,294), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $3,228)			3,228

SSgA U.S. Government Money Market Fund, Class N	16,124	16,124
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,463,352)		35,463,300
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $2,989,951,306)		3,088,898,574
OTHER ASSETS AND LIABILITIES — (1.1)%		(32,851,410)
TOTAL NET ASSETS — 100.0%		$3,056,047,164

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,360,000	USD	1,521,432	HSBC Holdings plc	9/16/15	(3,627)
USD	68,247,999	EUR	60,250,685	Barclays Bank plc	9/16/15	1,006,255
USD	5,169,772	EUR	4,586,990	JPMorgan Chase Bank N.A.	9/16/15	50,540
USD	32,455,895	EUR	28,981,246	JPMorgan Chase Bank N.A.	9/16/15	111,872
GBP	400,000	USD	614,987	Deutsche Bank	9/16/15	13,170
NOK	4,862,412	USD	624,550	Barclays Bank plc	9/16/15	(5,471)
SEK	5,258,530	USD	641,581	JPMorgan Chase Bank N.A.	9/16/15	(6,245)
						1,166,494

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
431	U.S. Treasury Long Bonds	September 2015	65,013,656	1,547,840
82	U.S. Treasury Ultra Long Bonds	September 2015	12,633,125	379,065
			77,646,781	1,926,905

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(35,624)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(284,067)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(740,753)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(528,065)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(5,112,964)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(524,842)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(731,562)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08	3/3/25	(82,758)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14	7/2/25	—
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(1,615,304)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(1,316,918)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,791,913)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(123,147)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(1,186,766)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(482,425)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(645,189)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(3,926,156)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(2,283,141)
						(22,411,594)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,751,941.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $212,182,260, which represented 6.9% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,545,211,837	—
Corporate Bonds	—	158,810,426	—
Commercial Mortgage-Backed Securities	—	143,607,182	—
Collateralized Mortgage Obligations	—	93,461,226	—
Asset-Backed Securities	—	73,176,850	—
Sovereign Governments and Agencies	—	32,243,874	—
Municipal Securities	—	6,923,879	—
Temporary Cash Investments	16,124	35,447,176	—
	16,124	3,088,882,450	—
Other Financial Instruments
Futures Contracts	1,926,905	—	—
Forward Foreign Currency Exchange Contracts	—	1,181,837	—
	1,926,905	1,181,837	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(22,411,594)	—
Forward Foreign Currency Exchange Contracts	—	(15,343)	—
	—	(22,426,937)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,991,249,459
Gross tax appreciation of investments	$148,211,686
Gross tax depreciation of investments	(50,562,571)
Net tax appreciation (depreciation) of investments	$97,649,115

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2015

Short-Term Government - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 61.3%
U.S. Treasury Notes, 0.875%, 11/30/16	14,300,000	14,379,322
U.S. Treasury Notes, 0.625%, 12/15/16(1)	28,700,000	28,759,409
U.S. Treasury Notes, 0.875%, 2/28/17	26,500,000	26,634,567
U.S. Treasury Notes, 0.75%, 3/15/17	8,400,000	8,428,216
U.S. Treasury Notes, 0.875%, 5/15/17	32,300,000	32,443,832
U.S. Treasury Notes, 0.875%, 7/15/17	3,600,000	3,614,342
U.S. Treasury Notes, 0.50%, 7/31/17	31,500,000	31,384,332
U.S. Treasury Notes, 2.375%, 7/31/17	6,500,000	6,724,959
U.S. Treasury Notes, 0.75%, 10/31/17	5,300,000	5,293,375
U.S. Treasury Notes, 0.875%, 1/31/18	24,700,000	24,700,000
U.S. Treasury Notes, 1.00%, 2/15/18	1,200,000	1,203,000
U.S. Treasury Notes, 1.00%, 3/15/18	2,400,000	2,404,500
U.S. Treasury Notes, 1.00%, 5/15/18	1,000,000	1,000,547
TOTAL U.S. TREASURY SECURITIES (Cost $186,364,495)		186,970,401
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 22.8%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	1,778,222	1,873,715
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/15	188,637	189,296
FHLMC, Series 3114, Class FT, VRN, 0.54%, 7/15/15	1,314,655	1,320,168
FHLMC, Series 3149, Class LF, VRN, 0.49%, 7/15/15	3,040,252	3,048,213
FHLMC, Series 3200, Class FP, VRN, 0.39%, 7/15/15	2,030,456	2,028,850
FHLMC, Series 3206, Class FE, VRN, 0.59%, 7/15/15	1,302,752	1,304,356
FHLMC, Series 3231, Class FA, VRN, 0.59%, 7/15/15	1,147,419	1,154,622
FHLMC, Series 3301, Class FA, VRN, 0.49%, 7/15/15	1,136,646	1,142,109
FHLMC, Series 3380, Class FP, VRN, 0.54%, 7/15/15	1,506,414	1,513,924
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	629,786	646,046
FHLMC, Series 3508, Class PF, VRN, 1.04%, 7/15/15	1,564,408	1,587,261
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	149,525	150,279
FHLMC, Series 3587, Class FB, VRN, 0.96%, 7/15/15	1,424,204	1,442,815
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	369,611	378,612
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	1,128,783	1,141,651
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,755,790	1,771,188
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	3,015,946	3,043,379
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,439,113	1,467,737
FHLMC, Series K716, Class A1, 2.41%, 1/25/21	2,294,645	2,353,645
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,290,047	3,347,818
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	378,171	391,380
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	938,942	970,638
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,647,696	1,703,874
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	565,989	585,352
FNMA, Series 2003-17, Class FN, VRN, 0.49%, 7/25/15	584,121	584,299
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,304,474	1,348,965
FNMA, Series 2004-28, Class FE, VRN, 0.54%, 7/25/15	4,813,403	4,837,969
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	903,958	937,032
FNMA, Series 2004-52, Class PF, VRN, 0.64%, 7/25/15	550,824	553,675
FNMA, Series 2006-11, Class FA, VRN, 0.49%, 7/25/15	897,690	899,908
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 7/25/15	2,094,805	2,103,463
FNMA, Series 2006-72, Class TE, VRN, 0.49%, 7/25/15	1,456,663	1,460,953

FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	497,605	521,821
FNMA, Series 2009-33, Class FB, VRN, 1.01%, 7/25/15	1,468,202	1,499,018
FNMA, Series 2009-87, Class HF, VRN, 1.04%, 7/25/15	597,000	607,745
FNMA, Series 2009-89, Class FD, VRN, 0.79%, 7/25/15	758,362	768,977
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	721,255	734,079
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	59,991	60,059
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	901,155	920,227
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	272,234	279,100
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	551,298	565,581
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,930,762	2,937,671
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,815,205	2,849,682
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,127,648	1,128,252
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,491,503	2,504,633
FNMA, Series 2014-M5, Class FA, VRN, 0.55%, 7/1/15	1,502,911	1,504,600
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,158,957
FNMA, Series 2015-M8, Class FA, VRN, 0.36%, 7/1/15	2,692,248	2,694,674
GNMA, Series 2010-14, Class QF, VRN, 0.63%, 7/16/15	1,685,582	1,699,165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,719,696)		69,717,433
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 7.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.6%
FHLMC, VRN, 2.07%, 7/15/15	1,050,320	1,067,910
FHLMC, VRN, 2.14%, 7/15/15	2,657,302	2,830,956
FHLMC, VRN, 2.16%, 7/15/15	649,483	693,833
FHLMC, VRN, 2.23%, 7/15/15	20,633	20,783
FHLMC, VRN, 2.25%, 7/15/15	18,281	18,316
FHLMC, VRN, 2.26%, 7/15/15	219,327	234,580
FHLMC, VRN, 2.33%, 7/15/15	632,199	639,013
FHLMC, VRN, 2.42%, 7/15/15	520,375	555,987
FHLMC, VRN, 2.46%, 7/15/15	214,422	228,723
FHLMC, VRN, 2.55%, 7/15/15	321,052	340,437
FHLMC, VRN, 2.63%, 7/15/15	28,008	28,159
FHLMC, VRN, 2.64%, 7/15/15	1,784,854	1,861,036
FHLMC, VRN, 3.01%, 7/15/15	157,065	167,377
FHLMC, VRN, 3.56%, 7/15/15	739,475	786,150
FHLMC, VRN, 3.78%, 7/15/15	1,275,212	1,332,911
FHLMC, VRN, 4.06%, 7/15/15	311,294	326,952
FHLMC, VRN, 4.74%, 7/15/15	120,241	126,803
FHLMC, VRN, 6.12%, 7/15/15	201,334	216,056
FNMA, VRN, 1.80%, 7/25/15	12,074	12,508
FNMA, VRN, 1.875%, 7/25/15	568,839	602,137
FNMA, VRN, 1.92%, 7/25/15	718,956	756,137
FNMA, VRN, 1.93%, 7/25/15	1,579,677	1,665,884
FNMA, VRN, 1.94%, 7/25/15	180,750	190,331
FNMA, VRN, 1.94%, 7/25/15	892,098	939,384
FNMA, VRN, 1.94%, 7/25/15	876,864	923,343
FNMA, VRN, 1.94%, 7/25/15	1,316,483	1,386,264
FNMA, VRN, 1.95%, 7/25/15	1,723	1,748
FNMA, VRN, 2.00%, 7/25/15	6,772	6,847
FNMA, VRN, 2.20%, 7/25/15	5,831	5,857
FNMA, VRN, 2.25%, 7/25/15	3,687	3,838
FNMA, VRN, 2.27%, 7/25/15	6,447	6,471
FNMA, VRN, 2.31%, 7/25/15	6,038	6,066
FNMA, VRN, 2.31%, 7/25/15	148,138	158,186

FNMA, VRN, 2.32%, 7/25/15	13,028	13,932
FNMA, VRN, 2.33%, 7/25/15	21,281	21,377
FNMA, VRN, 2.34%, 7/25/15	747,146	795,577
FNMA, VRN, 2.375%, 7/25/15	2,483	2,495
FNMA, VRN, 2.41%, 7/25/15	97,753	100,367
FNMA, VRN, 2.41%, 7/25/15	103,212	109,567
FNMA, VRN, 2.74%, 7/25/15	625,051	655,887
FNMA, VRN, 2.75%, 7/25/15	2,439	2,525
FNMA, VRN, 3.02%, 7/25/15	1,048,706	1,086,314
FNMA, VRN, 3.36%, 7/25/15	1,454,180	1,519,843
FNMA, VRN, 3.68%, 7/25/15	314,982	330,402
FNMA, VRN, 3.69%, 7/25/15	7,963	8,266
FNMA, VRN, 3.875%, 7/25/15	5,489	5,499
FNMA, VRN, 4.10%, 7/25/15	848	852
FNMA, VRN, 4.13%, 7/25/15	21,978	22,185
FNMA, VRN, 5.06%, 7/25/15	221,743	238,312
FNMA, VRN, 6.05%, 7/25/15	218,884	236,083
FNMA, VRN, 6.20%, 7/25/15	2,627	2,663
GNMA, VRN, 1.625%, 7/20/15	553	555
GNMA, VRN, 2.125%, 7/20/15	8,171	8,441
GNMA, VRN, 3.00%, 7/20/15	26,443	26,714
		23,328,839
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 7.50%, 5/1/16	1,510	1,517
FHLMC, 5.50%, 11/1/17	63,524	65,639
FNMA, 7.00%, 5/1/32	209,349	238,677
FNMA, 7.00%, 5/1/32	111,793	126,443
FNMA, 7.00%, 6/1/32	20,656	23,341
FNMA, 7.00%, 6/1/32	111,075	128,123
FNMA, 7.00%, 8/1/32	25,745	25,744
GNMA, 9.50%, 11/20/19	1,911	1,921
		611,405
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,471,199)		23,940,244
U.S. GOVERNMENT AGENCY SECURITIES — 6.0%
FHLB, 1.00%, 6/21/17	84,000	84,450
FHLMC, 0.75%, 7/14/17	4,200,000	4,199,912
FHLMC, 0.75%, 1/12/18	1,000,000	995,052
FNMA, 0.50%, 3/30/16	5,300,000	5,307,446
FNMA, 0.875%, 8/28/17	2,600,000	2,606,560
FNMA, 1.125%, 7/20/18	1,800,000	1,799,804
FNMA, 1.75%, 9/12/19	600,000	604,944
FNMA, 1.625%, 1/21/20	600,000	599,048
FNMA, 1.50%, 6/22/20	2,000,000	1,975,846
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $18,162,744)		18,173,062
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $874,235), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $856,791)		856,789
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $3,499,019), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $3,428,001)		3,428,000
SSgA U.S. Government Money Market Fund, Class N	907,098	907,098

U.S. Treasury Bills 0.22%, 3/31/16(3)	2,000,000	1,997,412
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,188,592)		7,189,299
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $304,906,726)		305,990,439
OTHER ASSETS AND LIABILITIES — (0.3)%		(920,336)
TOTAL NET ASSETS — 100.0%		$305,070,103

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
104	U.S. Treasury 2-Year Notes	September 2015	22,769,500	26,578
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
31	U.S. Treasury 5-Year Notes	September 2015	3,696,992	1,147

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $53,123.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	186,970,401	—
Collateralized Mortgage Obligations	—	69,717,433	—
U.S. Government Agency Mortgage-Backed Securities	—	23,940,244	—
U.S. Government Agency Securities	—	18,173,062	—
Temporary Cash Investments	907,098	6,282,201	—
	907,098	305,083,341	—
Other Financial Instruments
Futures Contracts	27,725	—	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$304,920,730
Gross tax appreciation of investments	$1,253,895
Gross tax depreciation of investments	(184,186)
Net tax appreciation (depreciation) of investments	$1,069,709

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2015